Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Basis of Presentation

The accompanying interim condensed consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (GAAP) and with the instructions for Form 10-Q and Regulation S-X. Accordingly, they do not include all of the information and notes required for complete financial statements. These interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company's Form 10-K for the fiscal year ended August 31, 2014 filed with the Securities and Exchange Commission (SEC) on November 20, 2014.

The accompanying interim condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying interim condensed consolidated financial statements and related disclosures are unaudited, have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of the results of operations for the periods presented. The condensed consolidated results of operations for any interim period are not necessarily indicative of the results to be expected for the full year or for any other future year or interim period.

Principles of Consolidation

The condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

In preparing the unaudited condensed consolidated financial statements, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the valuation of property and equipment, common stock and stock options. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the condensed consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels that are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The following tables present the Company's financial assets that were measured at fair value on a recurring basis as of May 31, 2015 by level within the fair value hierarchy:

	May 31, 2015
	Level 1	Level 2	Level 3	Total
Financial Assets
Money Market Funds	$2,176	$—	$—	$2,176
Certificates of Deposit—available for sale	—	499	—	499
Corporate Bonds—available for sale	—	3,214	—	3,214
Total	$2,176	$3,713	$—	$5,889

All of the money market funds and $60 of the certificates of deposit are included in cash and cash equivalents on the condensed consolidated balance sheets.

Accounts Receivable

Accounts receivable represents amounts owed to the Company from product sales and collaborative research and government grants. The Company had no amounts reserved for doubtful accounts at May 31, 2015 as the Company expects full collection of the accounts receivable balances.

Inventories

Due to early stage of commercialization and the minimal amount of sales of the Company's seeds, at May 31, 2015 all seed inventory was written-off based on the lower of cost or market.

When inventory costs exceed expected market value due to obsolescence or lack of demand, inventory write-downs are recorded for the difference between the cost and the market value in the period based on the Company's evaluation of such inventory with any excess cost recognized during the period within cost of product sales.

Property and Equipment

Property and equipment is stated at cost. Depreciation is provided using the straight-line method over the shorter of the estimated useful lives or the remaining life of the lease. Depreciation periods for the Company's property and equipment are as follows:

Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. To the extent that an impairment indicator has occurred, recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. For the reporting periods presented herein there was no impairment.

Foreign Currency Translation

The Brazilian Real is the functional currency of the Company's subsidiary in Brazil. Accordingly, assets and liabilities of those operations are translated into United States dollars using the current exchange rate in effect at the balance sheet date and equity accounts are translated into United States dollars using historical rates. Revenues and expenses are translated at the weighted average rate of exchange during the reporting period. Gains and losses from foreign currency translation adjustments are represented as a component of accumulated other comprehensive loss within the Company's condensed consolidated balance sheets.

Accumulated Other Comprehensive Loss

The Company's unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments represents the components of comprehensive loss and have been disclosed in the condensed consolidated balance sheets.

The following summarizes the changes in the balances of each component of accumulated other comprehensive loss during the nine months ended May 31, 2015:

		Unrealized	Accumulated
	Foreign	Gains	Other
	Currency	(Losses) on	Comprehensive
	Translation	Securities	Loss
Balance at August 31, 2014	$(584)	$(11)	$(595)
Comprehensive income (loss)	(46)	10	(36)
Balance at May 31, 2015	$(630)	$(1)	$(631)

Basic and Diluted Net Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares and dilutive potential common share equivalents then outstanding, to the extent they are dilutive. Potential common shares consist of shares issuable upon the exercise of stock options and warrants (using the treasury stock method). Dilutive net loss per share is the same as basic net loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following potentially dilutive, common share equivalents were excluded from the calculation of diluted net loss per common share because their effect was antidilutive for each of the periods presented:

	Nine months ended May 31,
	2015	2014
Options to purchase common stock	423,082	415,925
Warrants to purchase common stock	320,255	320,256
Total	743,337	736,181

(1) Summary of Significant Accounting Policies

Description of Business

Ceres, Inc. (Company) is an agricultural biotechnology company that develops and markets seeds to produce crops for bioenergy and other markets that utilize plant biomass. The Company uses a combination of advanced plant breeding and biotechnology to develop seed products. These technology platforms, which can increase crop productivity, improve quality, reduce crop inputs and improve cultivation on marginal land, have broad application across multiple crops, including food, feed, fiber and fuel crops.

In January 2010, the Company formed a subsidiary, Ceres Sementes do Brasil Ltda. The Company's ownership in this subsidiary is 99.9% and the Company's Chief Executive Officer owns the remaining interest. In May 2014, the Company formed a wholly owned subsidiary, Ceres Agrotechnologies Intl LLC. In May 2014, the Company also formed a subsidiary, CS Semillas de Mexico, S.de L. de C.V. The Company's ownership in this subsidiary is 99.9% and Ceres Agrotechnologies Intl LLC owns the remaining interest.

On January 24, 2012, the Company filed an amended and restated certificate of incorporation which effected a 1 for 3 reverse stock split of the Company's issued and outstanding shares of common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock and stock options and per share amounts contained in the Company's consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

On April 8, 2015, the Company filed an amendment to its amended and restated certificate of incorporation which effected a 1 for 8 reverse stock split of the Company's issued and outstanding shares of common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock, warrants, and stock options and per share amounts contained in the Company's condensed consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

On February 27, 2012, the Company closed its initial public offering (IPO) of 718,750 shares of common stock (including 93,750 shares purchased by the underwriters upon the exercise of their option to purchase up to an additional 93,750 shares) at an offering price of $104 per share, resulting in net proceeds to the Company of approximately $65,158, after deducting underwriting discounts and commissions and offering expenses. Upon closing of the IPO, all of the Company's outstanding shares of convertible preferred stock were automatically converted into 1,919,152 shares of common stock, all of the Company's outstanding convertible subordinated notes (Convertible Notes) were automatically converted into 137,321 shares of common stock and all of the Company's outstanding convertible preferred stock warrants were automatically converted into warrants to purchase a total of 2,563 shares of common stock.

On March 10, 2014, the Company completed a registered public offering of 2,875,000 shares of its common stock (including 375,000 shares purchased by the underwriter upon the exercise in full of their right to purchase up to an additional 375,000 shares to cover over-allotments) at a price to the public of $8.00 per share. The Company received approximately $20,800 of proceeds from the offering, after deducting underwriting discounts and commissions and offering expenses.

Liquidity

The Company has incurred substantial net losses from operations since its inception, including net losses of $29,321, $32,511 and $29,410 for the years ended August 31, 2014, 2013, and 2012, respectively. As of August 31, 2014 the Company had an accumulated deficit of $303,905.

On October 11, 2013, the Company commenced the implementation of a plan (Plan) intended to further align expenditures with the Company's near-term commercial opportunity in Brazil, shift Northern Hemisphere sorghum breeding activities from College Station, Texas to a more appropriate location, de-emphasize research and development for U.S. cellulosic feedstocks, reduce costs and conserve cash. The actions taken under the Plan, which included, among others, a workforce reduction that impacted 16 positions in the U.S, were completed at August 31, 2014. During 2014, the Company incurred total charges of approximately $1,600 with respect to the U.S. workforce reductions, including $900 of one-time severance expenses, $400 for continuation of salary and benefits of certain employees until their work was completed and $300 of other costs. Of the $1,600 of cash payments made during the nine months ending May 31, 2014, $1,000, $500 and $100 was recorded to research and development expenses, cost of sales and general and administrative expenses, respectively.

The Company expects to incur additional losses related to the continued development and expansion of its business, including research and development, seed production and operations, and sales and marketing.

The Company plans to fund its operations for the next 12 to 15 months subsequent to August 31, 2014 with cash and marketable securities currently on hand, and with cash inflows from collaboration and grant funding and from product sales. Management believes that the Company's cash and cash equivalents and marketable securities at August 31, 2014 are sufficient to fund operations for the next 12 to 15 months.

The Company will seek additional funds through collaborations, public or private debt or equity financings or government programs, and may also seek to reduce expenses related to the Company's operations. There are no assurances that such public or private financing of government programs will be available to us or that the terms would be acceptable to the Company. There is also no assurance that the Company will achieve profitable operations, or if achieved, that profitable operations can be sustained on a continued basis.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (GAAP) and with the Rules and Regulations of the Securities and Exchange Commission. The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. This affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the valuation of property and equipment, inventory, deferred tax assets, common stock, convertible preferred stock, stock options, warrant liabilities and convertible notes. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid investments, with an original maturity of three months or less when purchased, to be cash equivalents. Cash equivalents totaled $3,423 and $8,881 at August 31, 2014 and 2013, respectively.

Marketable Securities

Marketable securities are classified as available for sale and are recorded at fair value, with the unrealized gains and losses, if any, net of taxes, reported as a component of shareholders' equity until realized or until a determination is made that an other-than-temporary decline in market value has occurred.

In determining whether an other-than-temporary impairment exists for debt securities, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Management has determined that there has been no other-than-temporary impairment of its marketable securities.

The cost of marketable securities sold is based upon the specific identification method and any realized gains or losses on the sale of investments are reflected as a component of interest income or expense. There were no sales of marketable securities during the years ended August 31, 2014 and 2013.

The Company classifies marketable securities as current or non-current based upon whether such assets are reasonably expected to be realized in cash or sold or consumed during the normal operating cycle of the business.

Financial Instruments

The carrying value of financial instruments such as cash and cash equivalents, accounts receivables, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of these instruments. At each period end, the fair value of the long-term debt approximated carrying value based on interest rates currently available to the Company.

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels that are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The following tables present the Company's financial assets that were measured at fair value on a recurring basis as of August 31, 2014 and 2013 by level within the fair value hierarchy:

	August 31, 2014
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,114	$—	$—	$2,114
Certificates of deposit — available for sale	—	4,240	—	4,240
Commercial paper — available for sale	—	5,249	—	5,249
Corporate bonds — available for sale	—	15,150	—	15,150
Total	$2,114	$24,639	$—	$26,753

All of the money market funds and $60 of the certificates of deposit are included in cash and cash equivalents on the consolidated balance sheets.

	August 31, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,310	$—	$—	$2,310
Certificates of deposit — available for sale	—	4,555	—	4,555
Commercial paper — available for sale	—	2,198	—	2,198
Corporate bonds — available for sale	—	16,076	—	16,076
Total	$2,310	$22,829	$—	$25,139

All of the money market funds and $1,199 of the commercial paper are included in cash and cash equivalents on the consolidated balance sheets.

Accounts Receivable

Accounts receivable represents amounts owed to the Company from product sales and collaborative research and government grants. The Company had no amounts reserved for doubtful accounts at August 31, 2014 and 2013 as the Company expected full collection of the accounts receivable balances.

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of August 31,
Customers	2014	2013
Customer A	**	37.3
Customer B	59.5	23.1
Customer E	25.9	*
Customer F	**	21.8

*	Less than 10%
**	No balance

Customers representing greater than 10% of revenues were as follows (in percentages):

	Year Ended August 31,
Customers	2014	2013	2012
Customer A	17.5	21.2	24.7
Customer B	41.9	20.2	16.8
Customer D	**	14.5	17.4
Customer E	16.5	*	*
Customer F	11.6	22.5	14.0

*	Less than 10%
**	No revenue

Inventories and Inventory Valuation

At August 31, 2014 and 2013, seed inventory consisted of work-in-process and included finished goods at August 31, 2014 for costs related to the Company's sorghum seeds in Brazil. When inventory costs exceed expected market value due to obsolescence or lack of demand, inventory write-downs are recorded for the difference between the cost and the market value in the period based on the Company's evaluation of such inventory.

Property and Equipment

Property and equipment is stated at cost. Depreciation is provided using the straight-line method over the shorter of the estimated useful lives or the remaining life of the lease. Depreciation periods for the Company's property and equipment are as follows:

Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Assets Held for Sale

The Company reclassifies long-lived assets to Assets Held for Sale when all required criteria for such reclassification are met. The assets are recorded at the lower of the carrying value or fair value less costs to sell. Assets held for sale must meet the following conditions: (1) management, having authority to approve the action, commits to a plan to sell the asset, (2) the asset is available for immediate sale in its present condition, (3) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated, (4) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year, (5) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value, and (6) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

In connection with an agreement the Company entered into on March 31, 2014 to sell its facility and certain equipment located in College Station, Texas, a determination was made that the assets met the criteria to be classified as held for sale and the fair value for the related assets was in excess of their carrying amount. Accordingly, the Company recorded a charge of $464 to Other expense for the difference between the net carrying amount of these assets of $1,152 and the net cash proceeds of $688. On June 2, 2014, the Company completed the sale of this facility and equipment for net cash proceeds of $688.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. To the extent that an impairment indicator has occurred, recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

On February 3, 2012, the Company's plant breeding and field research station located near College Station, Texas was damaged by a tornado. The impact was limited to structural damage to the building that houses office space and a small laboratory used to evaluate biomass samples and work space. A small greenhouse and tractor sheds, and some agricultural equipment were also damaged.

In fiscal year 2012, the Company impaired $1,026 in assets related to damage at the Texas facility and received insurance proceeds of $1,000 for repair costs. The remainder of the repairs, which totaled approximately $150, were completed by November 30, 2012. These remaining repairs were also covered by insurance, subject to the Company's deductible.

Common and Convertible Preferred Stock Warrant Liabilities

Prior to the closing of the IPO, the Company determined that common stock warrants issued to certain holders of convertible preferred stock were not considered indexed to the Company's common stock and therefore required liability classification. In addition, the Company accounted for its warrants to purchase shares of the Company's convertible preferred stock that were contingently redeemable as liabilities at fair value on the consolidated balance sheets. These common and convertible preferred stock warrants were subject to re-measurement at each balance sheet date and the changes in fair value, if any, were recognized as other (expense) income.

Upon the closing of the IPO, certain common and convertible preferred stock warrants, previously classified as liabilities were revalued and reclassified to additional paid-in capital as they no longer met the requirements for liability classification given the automatic conversion of the convertible preferred stock to common stock upon consummation of the IPO.

Convertible Preferred Stock

In connection with the Company's decision to file a registration statement with the Securities and Exchange Commission for the IPO, the Company adopted the provisions of Accounting Standards Codification (ASC) Topic 480-10-S99-3A, Classification and Measurement of Redeemable Securities.

The convertible preferred stock was not redeemable by the Company or at the option of the preferred stockholders. The holders of the Company's outstanding convertible preferred stock, voting or consenting together as a separate class, controlled the vote of the Company's stockholders. As a result, the holders of all series of the Company's convertible preferred stock could vote to approve a change in control under circumstances that would trigger a deemed liquidation under the Company's certificate of incorporation in effect prior to the IPO. As redemption of the convertible preferred stock through a deemed liquidation was outside the control of the Company, all shares of convertible preferred stock were classified as temporary equity rather than as a component of stockholders' equity in the Company's consolidated balance sheets. The carrying value of convertible preferred stock was recorded at its fair value at the date of issue. As discussed in Note (1), all of the outstanding shares of convertible preferred stock were automatically converted into shares of common stock upon the closing of the IPO.

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements with employees using a fair value method under ASC Topic 718, Compensation – Stock Compensation, which requires the recognition of compensation expense for costs related to all stock-based payments including stock options and restricted stock awards.

The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. The Company uses an option pricing model to estimate the fair value of stock options granted that are expensed on a straight-line basis over the vesting period. The Company accounts for stock options issued to non-employees based on the estimated fair value of the awards using the option pricing model. The measurement of stock-based compensation to non-employees is subject to periodic adjustments as the underlying equity instruments vest, and the resulting change in value, if any, is recognized in the Company's consolidated statements of operations during the period the related services are rendered.

The Company accounts for restricted stock awards based on the quoted market price of the Company's common stock on the date of grant that are expensed on a straight-line basis over the vesting period.

Revenue Recognition

Revenues are recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) transfer of product or technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. To date, the Company's primary source of revenues has been derived from collaborative research agreements and government grants and to a lesser extent, product sales.

Product Sales

Product sales are derived from seed and biomass sales, and trait fees. Product sales are recognized, net of discounts and allowances, once passage of title and risk of loss have occurred and contractually specified acceptance criteria have been met, provided all other revenue recognition criteria have also been met.

Collaborative Research and Government Grants

From time to time, the Company has entered into research and development collaboration agreements with third parties, including a large agriculture supplier, a consumer goods conglomerate and several biofuel producers. In addition, the Company has received grants from government agencies such as the Department of Energy (DOE) and the United States Department of Agriculture (USDA). The research and development collaboration agreements typically provide the Company with multiple revenue streams, which may include up-front, non-refundable fees for licensing certain of the Company's technologies, government grants and fees for research and development activities, and contingent milestone payments based upon achievement of contractual criteria.

•	Technology License Fees — For collaboration agreements in which the Company has continuing involvement, license fees are recognized on a straight-line basis over the term of the arrangement. Licensing fees are non-refundable and not subject to future performance.

•	Government Grants — The Company receives payments from government entities in the form of government grants. Government grants generally provide the Company with cost reimbursement for certain types of expenditures in return for research and development activities over a contractually defined period, as well an allocated portion of overhead expenses. Revenues from government grants are recognized in the period during which the related costs are incurred, provided substantially all the conditions under which the government grants were provided have been met and the Company has only perfunctory obligations outstanding.

•	Research and Development Fees — Generally, fees for research and development activities are recognized as the services are performed over the performance period, as specified in the respective agreements. Certain of the Company's collaboration agreements require the Company to deliver research data by specific dates and that the collective program plan will result in reaching specific crop characteristics by certain dates. For such arrangements, the Company recognizes revenues based on the approximate percentage of completion of services under the agreement, but the revenue recognized cannot exceed payments received by the Company to date under the agreement. The research and development period is estimated at the inception of each agreement and is periodically evaluated.

•	Milestone Fees — Fees that are contingent based on achievement of substantive performance milestones at inception of the agreement are recognized based on the achievement of the milestone, as defined in the respective agreements.

Deferred Revenue

The Company recognizes deferred revenue to the extent that cash received under the collaboration agreement is in excess of the revenues recognized related to the agreement since the work under the agreement has not yet been performed, or the work has not been fully completed as prescribed in the statement of work at the balance sheet date, which is classified as other current liabilities on the accompanying consolidated balance sheets.

On December 20, 2007, the Company and Campbell Soup Company (Campbell) entered into a development and license agreement under which the Company was working to improve yields of a food product. The agreement provided that the Company would receive $7,500 in payments from Campbell over a five-year period provided milestones were met. In addition, the agreement provided that the Company would be entitled to receive a royalty based on the gross sales of crop varieties created under the agreement. In December 2011, the development and license agreement was amended to extend the $7,500 in payments from Campbell over a six-year period. In November 2012, following Campbell's sale of its vegetable seed assets to a third party, the development and license agreement, as amended, was terminated and cancelled. In connection with the termination, Campbell paid the Company $550 in full and complete satisfaction of all remaining financial obligations. The Company recognized revenue of $758 and $933 under this agreement in 2013 and 2012, respectively.

The Company has earned research funding revenues from several agreements with the DOE, the USDA, USAID and several leading bio-fuels producers whereby the Company performed research activities and received revenues that partially reimbursed its expenses incurred. Under such grants and agreements, the Company retained a proprietary interest in the products and technology it developed. These expense reimbursements primarily consisted of direct expense sharing arrangements. The Company recorded revenue related to these grants of approximately $1,575, $2,355 and $2,416 in 2014, 2013 and 2012, respectively. The cumulative remaining amount to be claimed for all grants and certain collaboration agreements outstanding as of August 31, 2014 is approximately $1,682.

On December 16, 2008, the Company and Syngenta Biotechnology, Inc. (Syngenta) entered into a software license and collaboration agreement pursuant to which the Company provided software, software development and customer support for certain research application-based software. The agreement was structured into three phases and under the agreement, the Company received $1,500 in payments over an approximate 4.5 year period. The software delivered is comprised of multiple elements, which include software, installation, training, customization of software, and software support. On April 16, 2012, the agreement was amended to reflect Syngenta's acceptance of all software and software support services provided under the original agreement and to allow for the continuation of certain software support services during a post development support period beginning April 16, 2012 and extending until all services are terminated pursuant to the terms of the agreement. The Company recognized revenues equal to the amount of expense recognized as services were rendered until April 15, 2012, when the software support became the only undelivered element. Beginning April 16, 2012, the unrecognized revenue under the agreement was recognized ratably over the first additional software support period. The Company recognized revenues totaling $278, $1,180 and $750 under this agreement in 2014, 2013 and 2012, respectively.

Research and Development

Research and development expenses principally consist of personnel costs related to the Company's research and development staff as well as depreciation of research and development assets. Research and development expenses also include costs incurred for laboratory supplies, reimbursable costs associated with government grants and collaborative agreements, third-party contract payments, consultants, facility and related overhead costs.

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company accounts for unrecognized tax benefits also in accordance with ASC 740, Income Taxes, which prescribes a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution to any related appeals or litigation, based solely on the technical merits of the position. The Company has no accrual for interest or penalties related to uncertain tax positions at August 31, 2014 and 2013, and did not recognize interest or penalties in the Statements of Operations during the years ended August 31, 2014, 2013 and 2012.

The major jurisdictions in which the Company files income tax returns include the federal and state jurisdictions within the United States and Brazil, where it has a subsidiary. The tax years after 2008 remain open to examination by federal and state taxing jurisdictions and the tax years after 2010 remain open to examination by foreign jurisdictions. However, the Company has NOLs beginning in 1998 which would cause the statute of limitations to remain open for the year in which the NOL was incurred.

Foreign Currency Translation

The Brazilian real is the functional currency of the Company's subsidiary in Brazil and the Mexican Peso is the functional currency of the Company's subsidiary in Mexico. Accordingly, assets and liabilities of those operations are translated into United States dollars using the current exchange rate in effect at the balance sheet date and equity accounts are translated into United States dollars using historical rates. Revenues and expenses are translated at the weighted average rate of exchange during the reporting period. Gains and losses from foreign currency translation adjustments are represented as a component of accumulated other comprehensive loss.

Accumulated Other Comprehensive Loss

The Company's unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments represents the components of comprehensive loss and have been disclosed in the consolidated statements of stockholders' equity (deficit).

The following summarizes the changes in the balances of each component of accumulated comprehensive income (loss) during the years presented:

			Accumulated
	Foreign	Unrealized	Other
	Currency	Gains (Losses)	Comprehensive
	Translation	on Securities	Loss
Balance at August 31, 2012	$(289)	$6	$(283)
Comprehensive loss	(395)	(18)	(413)
Balance at August 31, 2013	(684)	(12)	(696)
Comprehensive gain	100	1	101
Balance at August 31, 2014	$(584)	$(11)	$(595)

Basic and Diluted Net Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares and dilutive potential common share equivalents then outstanding, to the extent they are dilutive. Potential common shares consist of shares issuable upon the exercise of stock options and warrants (using the treasury stock method), and the weighted average conversion of the convertible preferred stock into shares of common stock (using the if-converted method). Dilutive net loss per share is the same as basic net loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per common share:

	Year Ended August 31,
	2014	2013	2012
Net loss	$(29,321)	$(32,511)	$(29,410)
Basic and diluted net loss per common share	$(6.48)	$(10.48)	$(17.44)
Basic and diluted weighted average outstanding common shares used for net loss	4,525,745	3,099,503	1,686,042

The following potentially dilutive, common share equivalents were excluded from the calculation of diluted net loss per common share because their effect was anti-dilutive for each of the periods presented:

	Year Ended August 31,
	2014	2013	2012
Options to purchase common stock	396,619	348,945	347,314
Warrants to purchase common stock	320,255	260,255	260,255
Total	716,874	609,200	607,569

Segment information

Management has determined that it has one business activity and operates in one segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company's chief operating decision maker.

Recent Accounting Pronouncements

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when: (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction, and (2) the entity intends to use the deferred tax asset for that purpose. ASU 2013-11 changes existing presentation requirements but does not require new recurring disclosures and is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2013. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

In May 2014, the Financial Accounting Standards Board issued the Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (Topic 606). ASU 2014-09 replaces the majority of all U.S. GAAP guidance that currently exists on revenue recognition with a single model to be applied to all contracts with customers. The core principle of ASU 2014-09 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

For a public entity, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. An entity must apply ASU 2014-09 using either the full retrospective approach, by restating all years presented, or the cumulative effect at the date of adoption approach. We are currently assessing the impact that these changes will have on our consolidated financial statements and therefore are unable to quantify such impact or determine the method of adoption.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern Sub-topic 205-40. The new guidance addresses management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern and to provide related footnote disclosures. This ASU is effective for interim and annual periods beginning on or after December 15, 2016, and early adoption is permitted. The Company does not expect the adoption of this guidance to have a material impact on its financial position or results of operations.